PORTFOLIO OF INVESTMENTS – as of March 31, 2023 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF

Principal Amount	Description	Value (†)

Bonds and Notes – 98.8% of Net Assets
	ABS Car Loan – 18.3%
$30,000	Ally Auto Receivables Trust, Series 2022-3,Class A3, 5.070%, 4/15/2027	$30,106
4,469	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026, 144A	4,393
76,111	American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.980%, 11/15/2027, 144A	74,556
16,012	American Credit Acceptance Receivables Trust, Series 2022-1, Class A, 0.990%, 12/15/2025, 144A	15,971
20,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029, 144A	20,700
20,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	18,855
55,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	49,950
85,000	AmeriCredit Automobile Receivables Trust, Series 2022-1, Class B, 2.770%, 4/19/2027	80,756
40,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3, 4.380%, 4/18/2028	39,438
105,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	105,955
124,610	Avid Automobile Receivables Trust, Series 2023-1, Class A, 6.630%, 7/15/2026, 144A	124,809
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	97,273
105,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class A, 6.120%, 4/20/2027, 144A	107,463
20,000	BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.160%, 11/25/2025	20,051
73,722	Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class A3, 0.500%, 10/20/2025, 144A	71,086
86,171	Capital One Prime Auto Receivables Trust, Series 2022-2, Class A2A, 3.740%, 9/15/2025	85,060
105,000	Capital One Prime Auto Receivables Trust, Series 2023-1, Class A3, 4.870%, 2/15/2028	105,574
822	CarMax Auto Owner Trust, Series 2019-3, Class A3, 2.180%, 8/15/2024	821
12,378	CarMax Auto Owner Trust, Series 2021-1, Class A3, 0.340%, 12/15/2025	11,966
133,264	CarMax Auto Owner Trust, Series 2021-3, Class A3, 0.550%, 6/15/2026	127,572
75,000	CarMax Auto Owner Trust, Series 2023-1, Class A3, 4.750%, 10/15/2027	74,999
8,861	Carvana Auto Receivables Trust, Series 2020-P1, Class A3, 0.440%, 6/09/2025	8,784
6,841	Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.750%, 3/10/2028	6,353
27,124	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	26,093
85,000	Carvana Auto Receivables Trust, Series 2021-P3, Class A3, 0.700%, 11/10/2026	80,449

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	ABS Car Loan – continued
$255,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027, 144A	$256,947
12,924	CIG Auto Receivables Trust, Series 2021-1A, Class A, 0.690%, 4/14/2025, 144A	12,828
26,404	Drive Auto Receivables Trust, Series 2021-2, Class B, 0.580%, 12/15/2025	26,228
50,000	Drive Auto Receivables Trust, Series 2021-3, Class B, 1.110%, 5/15/2026	48,897
9,031	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A	8,966
31,918	DT Auto Owner Trust, Series 2020-3A, Class C, 1.470%, 6/15/2026, 144A	31,168
20,505	DT Auto Owner Trust, Series 2021-2A, Class B, 0.810%, 1/15/2027, 144A	20,270
11,787	DT Auto Owner Trust, Series 2021-3A, Class A, 0.330%, 4/15/2025, 144A	11,742
50,000	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027, 144A	46,803
50,000	DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028, 144A	50,710
160,602	DT Auto Owner Trust, Series 2023-1A, Class A, 5.480%, 4/15/2027, 144A	160,321
40,000	DT Auto Owner Trust, Series 2023-1A, Class B, 5.190%, 10/16/2028, 144A	39,702
54,050	Enterprise Fleet Financing LLC, Series 2021-2, Class A2, 0.480%, 5/20/2027, 144A	51,932
3,218	Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.280%, 5/15/2025, 144A	3,212
8,345	Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.320%, 7/15/2025	8,294
3,085	Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.570%, 9/15/2025	3,079
79,127	Exeter Automobile Receivables Trust, Series 2021-4A, Class B, 1.050%, 5/15/2026	77,930
70,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.860%, 12/15/2026	69,251
50,000	Exeter Automobile Receivables Trust, Series 2022-4A, Class A3, 4.330%, 2/17/2026	49,658
80,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.970%, 3/15/2027	80,170
25,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class B, 6.030%, 8/16/2027	25,142
90,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class B, 5.720%, 4/15/2027	90,100
1,940	First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.450%, 3/16/2026, 144A	1,926
90,000	First Investors Auto Owner Trust, Series 2022-1A, Class C, 3.130%, 5/15/2028, 144A	84,905
5,278	Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026, 144A	5,253
15,000	Flagship Credit Auto Trust, Series 2020-4, Class C, 1.280%, 2/16/2027, 144A	14,334
498	Flagship Credit Auto Trust, Series 2021-1, Class A, 0.310%, 6/16/2025, 144A	498

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	ABS Car Loan – continued
$30,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	$28,771
65,000	Flagship Credit Auto Trust, Series 2021-2, Class C, 1.270%, 6/15/2027, 144A	60,670
80,000	Flagship Credit Auto Trust, Series 2022-3, Class A3, 4.550%, 4/15/2027, 144A	79,100
110,000	Flagship Credit Auto Trust, Series 2022-4, Class A3, 6.320%, 6/15/2027, 144A	111,811
55,000	Flagship Credit Auto Trust, Series 2023-1, Class A3, 5.010%, 8/16/2027, 144A	55,073
75,000	Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.940%, 3/15/2026	74,924
34,285	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	33,347
50,000	Ford Credit Auto Owner Trust, Series 2023-A, Class A3, 4.650%, 2/15/2028	50,059
85,582	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class A3, 0.810%, 5/15/2026, 144A	83,819
106,921	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class A2, 4.490%, 3/16/2026, 144A	106,082
105,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class B, 1.530%, 4/15/2026, 144A	101,124
120,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class B, 6.190%, 6/15/2027, 144A	121,617
15,962	GM Financial Automobile Leasing Trust, Series 2021-1, Class A3, 0.260%, 2/20/2024	15,918
35,041	GM Financial Automobile Leasing Trust, Series 2021-2, Class A3, 0.340%, 5/20/2024	34,695
55,910	GM Financial Automobile Leasing Trust, Series 2022-2, Class A2, 2.930%, 10/21/2024	55,295
80,000	GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.160%, 4/20/2026	80,196
11,223	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	10,922
13,564	GM Financial Consumer Automobile Receivables Trust, Series 2021-4, Class A2, 0.280%, 11/18/2024	13,470
37,308	GM Financial Consumer Automobile Receivables Trust, Series 2022-2, Class A2, 2.520%, 5/16/2025	36,895
45,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3, 4.660%, 2/16/2028	45,152
18,043	Harley-Davidson Motorcycle Trust, Series 2021-A, Class A3, 0.370%, 4/15/2026	17,548
11,029	Harley-Davidson Motorcycle Trust, Series 2022-A, Class A2A, 2.450%, 5/15/2025	10,943
160,000	Harley-Davidson Motorcycle Trust, Series 2023-A, Class A3, 5.050%, 12/15/2027	160,747
25,828	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.820%, 7/15/2024	25,570
25,093	Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, 0.370%, 10/18/2024	24,613
16,479	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	16,018
54,756	Mercedes-Benz Auto Lease Trust, Series 2021-B, Class A3, 0.400%, 11/15/2024	53,524

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	ABS Car Loan – continued
$25,000	Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2, 5.090%, 1/15/2026	$24,953
145,000	NextGear Floorplan Master Owner Trust, Series 2021-1A, Class A, 0.850%, 7/15/2026, 144A	136,597
135,000	NextGear Floorplan Master Owner Trust, Series 2023-1A, Class A2, 5.740%, 3/15/2028, 144A	134,241
70,000	Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.910%, 1/15/2026	69,926
130,000	OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, 30 day USD SOFR Average + 1.600%, 6.158%, 3/14/2029, 144A(a)	129,656
130,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A, 5.410%, 11/14/2029, 144A	129,872
25,000	PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.180%, 12/15/2028, 144A	24,468
33,518	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	33,318
45,000	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028, 144A	41,653
25,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	24,853
13,510	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	13,448
15,016	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.010%, 1/15/2026	14,894
33,161	Santander Drive Auto Receivables Trust, Series 2021-3, Class B, 0.600%, 12/15/2025	33,005
80,000	Santander Drive Auto Receivables Trust, Series 2022-3, Class B, 4.130%, 8/16/2027	78,401
135,000	Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.420%, 11/15/2027	132,630
25,000	Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.750%, 4/15/2027	25,234
85,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.360%, 5/15/2026	84,817
25,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.090%, 5/15/2030	24,710
144,057	Santander Retail Auto Lease Trust, Series 2021-B, Class A3, 0.510%, 8/20/2024, 144A	140,862
18,536	Santander Retail Auto Lease Trust, Series 2022-A, Class A2, 0.970%, 3/20/2025, 144A	18,210
95,000	Toyota Auto Receivables Owner Trust, Series 2021-C, Class A3, 0.430%, 1/15/2026	90,995
121,103	Toyota Lease Owner Trust, Series 2021-B, Class A3, 0.420%, 10/21/2024, 144A	118,883
53,711	United Auto Credit Securitization Trust, Series 2022-1, Class B, 2.100%, 3/10/2025, 144A	53,285
55,000	United Auto Credit Securitization Trust, Series 2022-2, Class C, 5.810%, 5/10/2027, 144A	54,708
210,000	Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.020%, 6/22/2026	200,802
140,000	Westlake Automobile Receivables Trust, Seies 2023-2A, Class A3, 5.800%, 2/16/2027, 144A	140,885
10,475	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	10,421

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	ABS Car Loan – continued
$15,000	Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.240%, 11/17/2025, 144A	$14,738
9,903	Westlake Automobile Receivables Trust, Series 2021-2A, Class A2A, 0.320%, 4/15/2025, 144A	9,837
45,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.620%, 7/15/2026, 144A	43,854
115,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.580%, 1/15/2027, 144A	108,712
30,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class C, 5.740%, 8/15/2028, 144A	30,113
57,071	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/2026	54,415
1,497	World Omni Auto Receivables Trust, Series 2021-C, Class A2, 0.220%, 9/16/2024	1,494
105,000	World Omni Auto Receivables Trust, Series 2022-D, Class A2A, 5.510%, 3/16/2026	105,177
140,000	World Omni Auto Receivables Trust, Series 2023-A, Class A3, 4.830%, 5/15/2028	139,627
30,000	World Omni Automobile Lease Securitization Trust, Series 2022-A, Class A3, 3.210%, 2/18/2025	29,435
4,218	World Omni Select Auto Trust, Series 2020-A, Class A3, 0.550%, 7/15/2025	4,200
40,000	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	37,018
		6,741,549
	ABS Credit Card – 0.8%
170,000	Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1, 0.550%, 7/15/2026	160,968
125,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 9/21/2026, 144A	117,471
		278,439
	ABS Other – 2.4%
93,932	Daimler Trucks Retail Trust, Series 2022-1, Class A2, 5.070%, 9/16/2024	93,341
85,000	Enterprise Fleet Financing LLC, Series 2022-4, Class A2, 5.760%, 10/22/2029, 144A	85,626
100,000	FREED ABS Trust, Series 2022-4FP, Class B, 7.580%, 12/18/2029, 144A	99,704
180,000	HPEFS Equipment Trust, Series 2023-1A, Class A3, 5.410%, 2/22/2028, 144A	178,548
33,070	Kubota Credit Owner Trust, Series 2021-2A, Class A2, 0.260%, 6/17/2024, 144A	32,871
32,935	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A	32,710
220,000	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035, 144A	212,499
110,000	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029, 144A	105,003
60,000	Verizon Master Trust, Series 2022-5, Class A1A, 3.720%, 7/20/2027(b)	59,192
		899,494

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	ABS Student Loan – 0.3%
$125,236	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069, 144A	$106,178
	Aerospace & Defense – 0.2%
20,000	Boeing Co., 4.875%, 5/01/2025	19,962
20,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	19,543
2,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	1,983
45,000	Raytheon Technologies Corp., 5.000%, 2/27/2026	45,683
		87,171
	Agency Commercial Mortgage-Backed Securities – 0.1%
16,952	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 1 mo. USD LIBOR + 0.360%, 5.029%, 6/25/2027(a)	16,881
12,329	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 4.926%, 6/25/2027(a)	12,277
111	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	111
		29,269
	Airlines – 0.2%
55,000	Southwest Airlines Co., 5.250%, 5/04/2025	54,955
15,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	14,351
		69,306
	Automotive – 2.0%
55,000	American Honda Finance Corp., 4.750%, 1/12/2026	55,437
40,000	American Honda Finance Corp., MTN, 0.650%, 9/08/2023	39,206
55,000	BMW U.S. Capital LLC, 3.450%, 4/12/2023, 144A	54,976
145,000	General Motors Financial Co., Inc., 6.050%, 10/10/2025	147,368
25,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	23,873
125,000	Harley-Davidson Financial Services, Inc., 6.500%, 3/10/2028, 144A	126,364
75,000	Hyundai Capital America, 0.875%, 6/14/2024, 144A	70,999
95,000	Hyundai Capital America, 5.800%, 4/01/2030, 144A	95,821
130,000	PACCAR Financial Corp., MTN, 4.450%, 3/30/2026	130,161
		744,205

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – 10.2%
$80,000	Ally Financial, Inc., 7.100%, 11/15/2027	$81,259
105,000	American Express Co., 4.900%, 2/13/2026	105,976
110,000	Bank of America Corp., (fixed rate to 4/02/2025, variable rate thereafter), MTN, 3.384%, 4/02/2026	105,464
35,000	Bank of Montreal, SOFR Index + 0.350%, 5.149%, 12/08/2023(a)	34,849
35,000	Bank of New York Mellon Corp., MTN, 1.600%, 4/24/2025	32,532
145,000	Bank of Nova Scotia, 0.700%, 4/15/2024	138,316
75,000	Bank of Nova Scotia, 4.850%, 2/01/2030	74,076
200,000	Barclays PLC, (fixed rate to 11/02/2027, variable rate thereafter), 7.385%, 11/02/2028	211,989
15,000	Canadian Imperial Bank of Commerce, 0.950%, 6/23/2023	14,849
190,000	Canadian Imperial Bank of Commerce, 3.945%, 8/04/2025	184,674
160,000	Capital One Financial Corp., (fixed rate to 12/06/2023, variable rate thereafter), 1.343%, 12/06/2024	154,509
120,000	Capital One Financial Corp., (fixed rate to 2/01/2028, variable rate thereafter), 5.468%, 2/01/2029	116,949
15,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	14,250
95,000	Citizens Financial Group, Inc., (fixed rate to 5/21/2032, variable rate thereafter), 5.641%, 5/21/2037	86,860
75,000	Comerica, Inc., 3.700%, 7/31/2023	71,911
150,000	Deutsche Bank AG, 5.371%, 9/09/2027	147,001
200,000	DNB Bank ASA, (fixed rate to 10/09/2025, variable rate thereafter), 5.896%, 10/09/2026, 144A	201,518
205,000	HSBC Holdings PLC, (fixed rate to 11/22/2026, variable rate thereafter), 2.251%, 11/22/2027	181,790
200,000	HSBC USA, Inc., 5.625%, 3/17/2025	200,376
265,000	JPMorgan Chase & Co., (fixed rate to 12/15/2024, variable rate thereafter), 5.546%, 12/15/2025	266,813
200,000	Lloyds Banking Group PLC, (fixed rate to 3/18/2025, variable rate thereafter), 3.511%, 3/18/2026	190,294
120,000	Macquarie Group Ltd., (fixed rate to 10/14/2024, variable rate thereafter), 1.201%, 10/14/2025, 144A	111,818
235,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 1/19/2027, variable rate thereafter), 2.341%, 1/19/2028	211,022
120,000	Morgan Stanley, MTN, SOFR + 0.455%, 5.108%, 1/25/2024(a)	119,630
55,000	Royal Bank of Canada, 6.000%, 11/01/2027	57,372
20,000	Royal Bank of Canada, GMTN, 0.750%, 10/07/2024	18,750

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$60,000	Royal Bank of Canada, GMTN, SOFR Index + 0.300%, 4.907%, 1/19/2024(a)	$59,599
55,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	51,487
65,000	Santander Holdings USA, Inc., (fixed rate to 3/09/2028, variable rate thereafter), 6.499%, 3/09/2029	64,940
125,000	Synchrony Financial, 4.875%, 6/13/2025	115,711
190,000	Wells Fargo & Co., (fixed rate to 4/25/2025, variable rate thereafter), MTN, 3.908%, 4/25/2026	184,417
60,000	Wells Fargo & Co., (fixed rate to 8/15/2025, variable rate thereafter), MTN, 4.540%, 8/15/2026	58,910
75,000	Westpac Banking Corp., (fixed rate to 8/10/2032, variable rate thereafter), 5.405%, 8/10/2033	71,675
		3,741,586
	Brokerage – 0.1%
50,000	Ameriprise Financial, Inc., 5.150%, 5/15/2033	49,853
	Building Materials – 0.2%
70,000	Stanley Black & Decker, Inc., 6.000%, 3/06/2028	72,145
	Chemicals – 0.7%
130,000	Celanese U.S. Holdings LLC, 6.165%, 7/15/2027	130,742
35,000	Eastman Chemical Co., 5.750%, 3/08/2033	35,599
75,000	Nutrien Ltd., 5.900%, 11/07/2024	76,068
		242,409
	Collateralized Mortgage Obligations – 0.7%
930	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)	861
388	Government National Mortgage Association, Series 2012-H28, Class FA, 1 mo. USD LIBOR + 0.580%, 4.981%, 9/20/2062(a)(c)	373
521	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)	474
3,321	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(c)	3,201
7,916	Government National Mortgage Association, Series 2016-H13, Class FT, 1 mo. USD LIBOR + 0.580%, 5.146%, 5/20/2066(a)(c)	7,852
1,878	Government National Mortgage Association, Series 2018-H02, Class FJ, 1 mo. USD LIBOR + 0.200%, 4.766%, 10/20/2064(a)(c)	1,864
20,991	Government National Mortgage Association, Series 2019-H01, Class FJ, 1 mo. USD LIBOR + 0.300%, 4.866%, 9/20/2068(a)(c)	20,763
20,804	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD LIBOR + 0.400%, 4.966%, 10/20/2068(a)	20,710
31,443	Government National Mortgage Association, Series 2019-H05, Class FT, 1 yr. CMT + 0.430%, 5.120%, 4/20/2069(a)	31,427
59,336	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 5.140%, 8/20/2069(a)	59,256

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$104,489	Government National Mortgage Association, Series 2020-HO1, Class FT, 1 yr. CMT + 0.500%, 5.190%, 1/20/2070(a)	$104,003
		250,784
	Construction Machinery – 0.8%
35,000	Caterpillar Financial Services Corp., 4.800%, 1/06/2026	35,575
150,000	Caterpillar Financial Services Corp., MTN, 5.400%, 3/10/2025	152,782
80,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	79,225
35,000	CNH Industrial Capital LLC, 5.450%, 10/14/2025	35,390
		302,972
	Consumer Cyclical Services – 0.1%
31,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	31,376
	Consumer Products – 0.7%
160,000	Kenvue, Inc., 5.050%, 3/22/2028, 144A	165,359
90,000	Whirlpool Corp., 5.500%, 3/01/2033	90,291
		255,650
	Diversified Manufacturing – 0.0%
15,000	Amphenol Corp., 4.750%, 3/30/2026	15,059
	Electric – 5.9%
45,000	AES Corp., 3.300%, 7/15/2025, 144A	42,651
25,000	Alliant Energy Finance LLC, 3.750%, 6/15/2023, 144A	24,916
60,000	American Electric Power Co., Inc., 2.031%, 3/15/2024	58,042
65,000	American Electric Power Co., Inc., Series A, 3 mo. USD LIBOR + 0.480%, 5.294%, 11/01/2023(a)	64,709
25,000	Black Hills Corp., 5.950%, 3/15/2028	25,896
40,000	CenterPoint Energy Houston Electric LLC, 4.950%, 4/01/2033	40,849
60,000	Consolidated Edison Co. of New York, Inc., 5.200%, 3/01/2033	61,879
85,000	Consolidated Edison, Inc., Series A, 0.650%, 12/01/2023	82,453
125,000	Constellation Energy Generation LLC, 5.600%, 3/01/2028	128,638
30,000	Dominion Energy, Inc., 3.071%, 8/15/2024	29,095
65,000	Dominion Energy, Inc., Series D, 3 mo. USD LIBOR + 0.530%, 5.396%, 9/15/2023(a)	64,759

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Electric – continued
$50,000	DTE Electric Co., 5.200%, 4/01/2033	$51,606
90,000	DTE Energy Co., 4.220%, 11/01/2024	88,987
125,000	Edison International, 4.700%, 8/15/2025	123,264
200,000	Entergy Louisiana LLC, 0.950%, 10/01/2024	188,399
45,000	Eversource Energy, Series N, 3.800%, 12/01/2023	44,433
25,000	Louisville Gas & Electric Co., Series LOU, 5.450%, 4/15/2033	25,980
180,000	NextEra Energy Capital Holdings, Inc., 4.900%, 2/28/2028	181,190
45,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	45,779
55,000	NRG Energy, Inc., 7.000%, 3/15/2033, 144A	56,976
110,000	Pacific Gas & Electric Co., 3.250%, 2/16/2024	107,725
25,000	Pennsylvania Electric Co., 5.150%, 3/30/2026, 144A	25,109
40,000	Southern California Edison Co., 5.300%, 3/01/2028	41,003
85,000	Southern Co., Series 21-A, 0.600%, 2/26/2024	81,310
85,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025, 144A	82,953
110,000	WEC Energy Group, Inc., 0.800%, 3/15/2024	105,324
180,000	WEC Energy Group, Inc., 4.750%, 1/09/2026	180,045
30,000	Wisconsin Power & Light Co., 4.950%, 4/01/2033	30,186
90,000	Xcel Energy, Inc., 0.500%, 10/15/2023	87,802
		2,171,958
	Environmental – 0.2%
60,000	Waste Management, Inc., 4.625%, 2/15/2030	60,032
	Finance Companies – 2.6%
80,000	Air Lease Corp., 0.800%, 8/18/2024	74,604
40,000	Air Lease Corp., MTN, 0.700%, 2/15/2024	38,248
40,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	34,417
30,000	Ares Capital Corp., 2.875%, 6/15/2028	24,669
70,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	69,709

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Finance Companies – continued
$35,000	Avolon Holdings Funding Ltd., 5.500%, 1/15/2026, 144A	$34,266
60,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	50,635
20,000	Barings BDC, Inc., 3.300%, 11/23/2026	17,701
125,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026	104,966
70,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028	57,437
45,000	FS KKR Capital Corp., 3.250%, 7/15/2027	38,126
15,000	FS KKR Capital Corp., 4.250%, 2/14/2025, 144A	14,083
80,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	68,576
70,000	Hercules Capital, Inc., 3.375%, 1/20/2027	60,055
90,000	Main Street Capital Corp., 3.000%, 7/14/2026	78,456
40,000	Morgan Stanley Direct Lending Fund, 4.500%, 2/11/2027	37,528
30,000	Owl Rock Capital Corp., 3.750%, 7/22/2025	27,357
25,000	Owl Rock Core Income Corp., 5.500%, 3/21/2025	24,344
10,000	Owl Rock Core Income Corp., 7.750%, 9/16/2027, 144A	9,851
110,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	98,832
		963,860
	Food & Beverage – 0.8%
25,000	Archer-Daniels-Midland Co., 4.500%, 8/15/2033	25,027
30,000	Brown-Forman Corp., 4.750%, 4/15/2033	30,344
175,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.125%, 2/01/2028, 144A	169,003
60,000	Keurig Dr Pepper, Inc., 0.750%, 3/15/2024	57,460
		281,834
	Gaming – 0.2%
65,000	GLP Capital LP/GLP Financing II, Inc., 5.250%, 6/01/2025	63,457
	Government Owned—No Guarantee – 0.5%
200,000	NBN Co. Ltd., 0.875%, 10/08/2024, 144A	187,598
	Health Insurance – 0.6%
125,000	Humana, Inc., 0.650%, 8/03/2023	123,231

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Health Insurance – continued
$95,000	UnitedHealth Group, Inc., 5.150%, 10/15/2025	$96,792
		220,023
	Healthcare – 0.7%
55,000	Cigna Group, 3.750%, 7/15/2023	54,733
165,000	GE HealthCare Technologies, Inc., 5.550%, 11/15/2024, 144A	165,978
45,000	Medtronic Global Holdings SCA, 4.250%, 3/30/2028	44,928
		265,639
	Home Construction – 0.0%
20,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	17,993
	Independent Energy – 0.6%
55,000	EQT Corp., 6.125%, 2/01/2025	55,327
50,000	Pioneer Natural Resources Co., 0.550%, 5/15/2023	49,721
110,000	Pioneer Natural Resources Co., 5.100%, 3/29/2026	110,458
		215,506
	Life Insurance – 5.8%
50,000	Athene Global Funding, 2.500%, 3/24/2028, 144A	42,093
20,000	Brighthouse Financial Global Funding, 1.200%, 12/15/2023, 144A	19,341
120,000	Brighthouse Financial Global Funding, 1.750%, 1/13/2025, 144A	112,216
25,000	Corebridge Global Funding, 0.650%, 6/17/2024, 144A	23,705
95,000	Equitable Financial Life Global Funding, 0.500%, 4/06/2023, 144A	94,972
140,000	Equitable Financial Life Global Funding, 5.500%, 12/02/2025, 144A	140,766
42,000	Equitable Holdings, Inc., 3.900%, 4/20/2023	41,941
30,000	F&G Annuities & Life, Inc., 7.400%, 1/13/2028, 144A	30,207
120,000	F&G Global Funding, 5.150%, 7/07/2025, 144A	118,299
100,000	Five Corners Funding Trust III, 5.791%, 2/15/2033, 144A	102,603
40,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A	36,727
45,000	Guardian Life Global Funding, 3.400%, 4/25/2023, 144A	44,951
35,000	Guardian Life Global Funding, 5.550%, 10/28/2027, 144A	36,327

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Life Insurance – continued
$20,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	$18,963
180,000	Jackson National Life Global Funding, 5.500%, 1/09/2026, 144A	181,990
150,000	Met Tower Global Funding, 0.700%, 4/05/2024, 144A	142,379
115,000	New York Life Global Funding, 4.700%, 4/02/2026, 144A	115,090
100,000	New York Life Global Funding, 4.850%, 1/09/2028, 144A	101,450
145,000	Northwestern Mutual Global Funding, 0.600%, 3/25/2024, 144A	138,677
175,000	Principal Life Global Funding II, 0.500%, 1/08/2024, 144A	168,585
150,000	Protective Life Global Funding, 0.502%, 4/12/2023, 144A	149,837
130,000	Reliance Standard Life Global Funding II, 5.243%, 2/02/2026, 144A	129,039
90,000	RGA Global Funding, 2.700%, 1/18/2029, 144A	78,581
70,000	Security Benefit Global Funding, 1.250%, 5/17/2024, 144A	66,382
		2,135,121
	Lodging – 0.3%
65,000	Hyatt Hotels Corp., 1.300%, 10/01/2023	63,630
30,000	Hyatt Hotels Corp., 5.625%, 4/23/2025	29,842
15,000	Marriott International, Inc., 4.900%, 4/15/2029	14,869
		108,341
	Media Entertainment – 0.5%
125,000	Take-Two Interactive Software, Inc., 3.300%, 3/28/2024	122,261
70,000	Warnermedia Holdings, Inc., 3.755%, 3/15/2027, 144A	65,921
		188,182
	Metals & Mining – 0.7%
125,000	BHP Billiton Finance USA Ltd., 4.875%, 2/27/2026	125,843
65,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	64,296
35,000	Northern Star Resources Ltd., 6.125%, 4/11/2033, 144A	34,718
45,000	Nucor Corp., 3.950%, 5/23/2025	44,275
		269,132
	Midstream – 1.4%
125,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.375%, 2/01/2031, 144A	125,000

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Midstream – continued
$60,000	Enbridge, Inc., 5.700%, 3/08/2033	$62,409
55,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025, 144A	50,972
60,000	TransCanada PipeLines Ltd., 1.000%, 10/12/2024	56,264
125,000	TransCanada PipeLines Ltd., SOFR Index + 1.520%, 6.322%, 3/09/2026(a)	125,026
5,000	Western Midstream Operating LP, 6.150%, 4/01/2033	5,068
75,000	Williams Cos., Inc., 5.400%, 3/02/2026	76,407
		501,146
	Natural Gas – 0.7%
180,000	CenterPoint Energy Resources Corp., 5.250%, 3/01/2028	184,541
30,000	NiSource, Inc., 5.250%, 3/30/2028	30,517
40,000	Sempra Energy, 3.700%, 4/01/2029	37,138
20,000	Southwest Gas Corp., 5.450%, 3/23/2028	20,189
		272,385
	Non-Agency Commercial Mortgage-Backed Securities – 1.2%
64,455	Benchmark Mortgage Trust, Series 2019-B10, Class A1, 2.793%, 3/15/2062	63,208
95,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 7.827%, 5/15/2039, 144A(a)	94,328
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	90,827
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.168%, 8/15/2046(b)	98,967
116,379	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	92,644
		439,974
	Office REITs – 0.3%
85,000	Hudson Pacific Properties LP, 5.950%, 2/15/2028	64,374
30,000	Office Properties Income Trust, 3.450%, 10/15/2031	16,645
55,000	Office Properties Income Trust, 4.500%, 2/01/2025	47,481
		128,500
	Other REITs – 0.4%
20,000	Extra Space Storage LP, 5.700%, 4/01/2028	20,136
95,000	Starwood Property Trust, Inc., 3.750%, 12/31/2024, 144A	87,527

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Other REITs – continued
$45,000	Starwood Property Trust, Inc., 5.500%, 11/01/2023, 144A	$45,084
		152,747
	Packaging – 0.5%
40,000	Amcor Flexibles North America, Inc., 4.000%, 5/17/2025	39,169
165,000	Sonoco Products Co., 1.800%, 2/01/2025	155,297
		194,466
	Pharmaceuticals – 1.0%
180,000	Amgen, Inc., 5.250%, 3/02/2030	184,101
95,000	AstraZeneca PLC, 3.500%, 8/17/2023	94,385
80,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	78,294
		356,780
	Property & Casualty Insurance – 0.2%
25,000	Aon Corp./Aon Global Holdings PLC, 5.350%, 2/28/2033	25,895
7,000	Assurant, Inc., 4.200%, 9/27/2023	6,955
35,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032, 144A	31,324
		64,174
	Railroads – 0.6%
100,000	Canadian Pacific Railway Co., 1.350%, 12/02/2024	94,218
110,000	Union Pacific Corp., 4.750%, 2/21/2026	111,305
		205,523
	Refining – 0.2%
65,000	Phillips 66, 4.950%, 12/01/2027	65,289
	Retail REITs – 0.1%
40,000	Federal Realty Investment Trust, 3.950%, 1/15/2024	39,498
	Retailers – 1.0%
65,000	Advance Auto Parts, Inc., 5.900%, 3/09/2026	66,329
85,000	Lowe’s Cos., Inc., 4.400%, 9/08/2025	84,583
70,000	Lowe’s Cos., Inc., 5.150%, 7/01/2033	70,667

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Retailers – continued
$135,000	Walgreens Boots Alliance, Inc., 0.950%, 11/17/2023	$131,360
		352,939
	Technology – 4.5%
125,000	Avnet, Inc., 6.250%, 3/15/2028	127,235
60,000	Broadcom, Inc., 4.000%, 4/15/2029, 144A	56,125
80,000	Dell International LLC/EMC Corp., 5.850%, 7/15/2025	81,312
120,000	Fidelity National Information Services, Inc., 4.500%, 7/15/2025	118,612
45,000	Flex Ltd., 6.000%, 1/15/2028	46,108
60,000	Global Payments, Inc., 1.500%, 11/15/2024	56,521
115,000	Hewlett Packard Enterprise Co., 5.900%, 10/01/2024	116,450
80,000	Infor, Inc., 1.450%, 7/15/2023, 144A	78,895
180,000	International Business Machines Corp., 4.500%, 2/06/2028	180,012
90,000	Marvell Technology, Inc., 4.200%, 6/22/2023	89,616
75,000	Microchip Technology, Inc., 2.670%, 9/01/2023	73,948
85,000	Micron Technology, Inc., 6.750%, 11/01/2029	90,297
35,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027	32,421
25,000	Qorvo, Inc., 1.750%, 12/15/2024, 144A	23,208
65,000	Seagate HDD Cayman, 4.875%, 3/01/2024	64,187
80,000	Skyworks Solutions, Inc., 0.900%, 6/01/2023	79,328
70,000	Texas Instruments, Inc., 4.900%, 3/14/2033	72,818
40,000	Trimble, Inc., 6.100%, 3/15/2033	40,380
175,000	VMware, Inc., 0.600%, 8/15/2023	171,705
55,000	Western Union Co., 4.250%, 6/09/2023	54,709
		1,653,887
	Tobacco – 0.9%
225,000	BAT International Finance PLC, 4.448%, 3/16/2028	213,864
100,000	Philip Morris International, Inc., 5.125%, 2/15/2030	101,283
		315,147

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Transportation Services – 1.3%
$50,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	$47,733
30,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	29,831
95,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.550%, 5/01/2028, 144A	94,838
125,000	Ryder System, Inc., MTN, 5.650%, 3/01/2028	126,648
100,000	Triton Container International Ltd., 0.800%, 8/01/2023, 144A	97,661
80,000	United Parcel Service, Inc., 4.875%, 3/03/2033	82,100
		478,811
	Treasuries – 27.0%
2,240,000	U.S. Treasury Notes, 2.500%, 5/31/2024	2,189,775
935,000	U.S. Treasury Notes, 3.000%, 6/30/2024	918,236
310,000	U.S. Treasury Notes, 3.250%, 8/31/2024	305,302
575,000	U.S. Treasury Notes, 4.000%, 2/29/2028	585,377
3,110,000	U.S. Treasury Notes, 4.125%, 1/31/2025	3,109,150
1,390,000	U.S. Treasury Notes, 4.250%, 9/30/2024	1,388,425
1,445,000	U.S. Treasury Notes, 4.375%, 10/31/2024	1,446,693
		9,942,958
	Wirelines – 0.3%
85,000	Bell Telephone Co. of Canada/Bell Canada, Series US-3, 0.750%, 3/17/2024	81,214
50,000	Verizon Communications, Inc., 3.000%, 3/22/2027	47,502
		128,716
	Total Bonds and Notes (Identified Cost $37,019,792)	36,359,061
Short-Term Investments – 0.4%
138,964	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $138,988 on 4/03/2023 collateralized by $145,400 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $141,748 including accrued interest(d) (Identified Cost $138,964)	138,964
	Total Investments – 99.2% (Identified Cost $37,158,756)	36,498,025
	Other assets less liabilities – 0.8%	277,460
	Net Assets – 100.0%	$36,775,485

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of March 31, 2023 is disclosed.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2023 is disclosed.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of Rule 144A holdings amounted to $9,748,807 or 26.5% of net assets.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2023	44	$8,991,526	$9,083,937	$92,411

At March 31, 2023, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/30/2023	12	$1,285,113	$1,314,094	$(28,981)
10 Year U.S. Treasury Note	6/21/2023	25	2,798,880	2,873,046	(74,166)
Ultra 10 Year U.S. Treasury Note	6/21/2023	3	351,304	363,422	(12,118)

Total					$(115,265)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$215,396	$35,388	$250,784
All Other Bonds and Notes*	—	36,108,277	—	36,108,277

Total Bonds and Notes	—	36,323,673	35,388	36,359,061

Short-Term Investments	—	138,964	—	138,964

Total Investments	—	36,462,637	35,388	36,498,025

Futures Contracts (unrealized appreciation)	92,411	—	—	92,411

Total	$92,411	$36,462,637	$35,388	$36,590,436

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(115,265)	$—	$—	$(115,265)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2022 and/or March 31, 2023:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2023
Bonds and Notes
Collateralized Mortgage Obligations	$42,945	$—	$—	$176	$34	$(7,767)	$—	$—	$35,388	$86

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. As of March 31, 2023, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of March 31, 2023:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$92,411
Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(115,265)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

Industry Summary at March 31, 2023 (Unaudited)

Treasuries	27.0%
ABS Car Loan	18.3
Banking	10.2
Electric	5.9
Life Insurance	5.8
Technology	4.5
Finance Companies	2.6
ABS Other	2.4
Automotive	2.0
Other Investments, less than 2% each	20.1
Short-Term Investments	0.4

Total Investments	99.2
Other assets less liabilities (including futures contracts)	0.8

Net Assets	100.0%